Income Taxes - Schedule of Components of Income Tax Expense Benefit (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Loss before taxes	$ (28,929,583)	$ (18,990,764)
Statutory Canadian corporate tax rate	27.00%	27.00%
Expected tax recovery at statutory rates	$ (7,810,987)	$ (5,127,506)
Difference resulting from:
Change in unrecognized deferred tax assets	9,523,404	5,127,732
Non-deductible share-based payments	381,285	414,724
Other items not deductible for tax purposes and other	242,460	11,570
Adjustments related to prior years	(624,973)	(257,636)
Share issue costs	(290,289)	(322,131)
Foreign exchange arising on translation to reporting currency	(1,384,477)	153,247
Income tax expense	$ 36,423	$ 0